Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	₩ 14,354,113	₩ 13,385,264
Acquisition and disposition	340,237	199,188
Share of profit (loss)	1,823,252	1,010,489
Other comprehensive income (loss)	360,858	(115,463)
Other increase (decrease)	(320,949)	(139,002)
Spin-off	(14,360,160)
Business Combination		13,637
Ending balance	2,197,351	14,354,113
SK China Company Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	555,133	568,459
Share of profit (loss)	274,066	3,752
Other comprehensive income (loss)	95,696	(17,078)
Other increase (decrease)	(131,141)
Ending balance	793,754	555,133
Korea IT fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	323,294	311,552
Share of profit (loss)	31,734	23,189
Other comprehensive income (loss)	(4,336)	6,110
Other increase (decrease)	(10,716)	(17,557)
Ending balance	339,976	323,294
KEB HanaCard Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	314,930	294,756
Share of profit (loss)	35,057	20,671
Other comprehensive income (loss)	(121)	(497)
Ending balance	349,866	314,930
SK Telecom CS T1 Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	53,010	60,305
Acquisition and disposition	4,888
Share of profit (loss)	(8,769)	(7,282)
Other comprehensive income (loss)	(575)	(13)
Spin-off	(48,554)
Ending balance		53,010
NanoEnTek, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	43,190	42,127
Acquisition and disposition		143
Share of profit (loss)	1,836	830
Other comprehensive income (loss)	(86)	90
Spin-off	(44,940)
Ending balance		43,190
UniSK [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	15,700	14,342
Share of profit (loss)	1,475	1,403
Other comprehensive income (loss)	1,981	168
Other increase (decrease)		(213)
Ending balance	19,156	15,700
SK Technology Innovation Company [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	41,579	43,997
Share of profit (loss)	39,256	184
Other comprehensive income (loss)	5,466	(2,602)
Ending balance	86,301	41,579
SK MENA Investment B.V. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	14,043	14,904
Share of profit (loss)	2
Other comprehensive income (loss)	1,298	(861)
Ending balance	15,343	14,043
SK hynix Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	12,251,861	11,425,325
Acquisition and disposition	19,482
Share of profit (loss)	1,542,757	995,117
Other comprehensive income (loss)	197,473	(22,481)
Other increase (decrease)	(170,937)	(146,100)
Spin-off	(13,840,636)
Ending balance		12,251,861
SK Latin America Investment SA [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	13,930	13,698
Share of profit (loss)	(49)	(40)
Other comprehensive income (loss)	123	272
Ending balance	14,004	13,930
Grab Geo Holdings PTE LTD [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	30,063	31,269
Share of profit (loss)		(425)
Other comprehensive income (loss)		(781)
Spin-off	(30,063)
Ending balance		30,063
Associates [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	14,312,641	13,336,856
Acquisition and disposition	298,998	193,579
Share of profit (loss)	1,837,595	1,018,286
Other comprehensive income (loss)	362,278	(111,160)
Other increase (decrease)	(322,581)	(138,557)
Spin-off	(14,300,835)
Business Combination		13,637
Ending balance	2,188,096	14,312,641
SK South East Asia Investment Pte Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	311,990	250,034
Acquisition and disposition		119,770
Share of profit (loss)	(18,218)	11,250
Other comprehensive income (loss)	55,010	(69,064)
Ending balance	348,782	311,990
S.M. Culture & Contents Co., Ltd [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	62,248	63,469
Acquisition and disposition	144	(162)
Share of profit (loss)	(2,484)	(813)
Other comprehensive income (loss)	353	(246)
Ending balance	60,261	62,248
Pacific Telecom Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	39,723	40,016
Share of profit (loss)	1,598	2,307
Other comprehensive income (loss)	2,468	(1,621)
Other increase (decrease)		(979)
Ending balance	43,789	39,723
Twelve CM Japan Inc [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	65,750	58,884
Acquisition and disposition	9,038	(1,508)
Share of profit (loss)	(2,869)	(2,134)
Other comprehensive income (loss)	7,693	(2,302)
Other increase (decrease)	(1,624)	12,810
Ending balance	72,605	65,750
Contents Wavve Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	75,803	83,640
Acquisition and disposition	100,000
Share of profit (loss)	(20,716)	(7,837)
Spin-off	(155,087)
Ending balance		75,803
Hello Nature Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	11,969	13,620
Acquisition and disposition	9,980	9,980
Share of profit (loss)	(10,899)	(11,118)
Other comprehensive income (loss)	(1)	(79)
Other increase (decrease)	(1,730)	(434)
Spin-off	(9,319)
Ending balance		11,969
Carrot General Insurance Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	13,469	6,459
Acquisition and disposition	12,289	31
Share of profit (loss)	(6,666)	(6,188)
Other comprehensive income (loss)	(358)	(33)
Other increase (decrease)	(8,734)	13,200
Spin-off	10,000
Ending balance		13,469
Digital Games International Pte Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	6,449
Acquisition and disposition		8,810
Share of profit (loss)	(4,529)	(2,038)
Other comprehensive income (loss)	288	(323)
Ending balance	2,208	6,449
Invites Healthcare Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	25,536
Acquisition and disposition	7,000	28,000
Share of profit (loss)	(5,968)	(2,645)
Other comprehensive income (loss)	(94)	181
Ending balance	26,474	25,536
Nam Incheon Broadcasting Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	10,902
Share of profit (loss)	1,759	676
Other increase (decrease)	(136)
Business Combination		10,226
Ending balance	12,525	10,902
NANOXIMAGING Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	28,484
Acquisition and disposition	(47)	28,515
Share of profit (loss)	(2,049)	(747)
Other increase (decrease)	2,437	716
Spin-off	(28,825)
Ending balance		28,484
Home Choice Corp [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	3,585
Share of profit (loss)	(533)	174
Business Combination		3,411
Ending balance	3,052	3,585
TWELVE C M JAPAN And Others [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Spin-off	(5,383)
Bertis Inc [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	15,739
Share of profit (loss)	(423)
Spin-off	(15,316)
UT LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	86,319
Share of profit (loss)	(7,773)
Spin-off	(78,546)
SPARKPLUS Co Ltd [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	34,166
Spin-off	(34,166)
Dogus Planet, Inc. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	15,071	15,921
Share of profit (loss)	(6,990)	3,453
Other comprehensive income (loss)	(1,447)	(4,303)
Spin-off	(6,634)
Ending balance		15,071
Finnq Co. Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	13,342	22,880
Share of profit (loss)	(5,969)	(9,538)
Other comprehensive income (loss)	(118)
Ending balance	7,255	13,342
Joint ventures [member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	41,472	48,408
Acquisition and disposition	41,239	5,609
Share of profit (loss)	(14,343)	(7,797)
Other comprehensive income (loss)	(1,420)	(4,303)
Other increase (decrease)	1,632	(445)
Spin-off	(59,325)
Ending balance	9,255	41,472
Nextgen Broadcast Services Co LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	5,850	7,961
Acquisition and disposition	9,048
Share of profit (loss)	(1,276)	(1,769)
Other increase (decrease)	892	(342)
Spin-off	(14,514)
Ending balance		5,850
Nextgen Orchestration LLC [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	1,600	1,646
Share of profit (loss)		57
Other increase (decrease)	142	(103)
Spin-off	(1,742)
Ending balance		1,600
Techmaker GMBH [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Beginning balance	5,609
Acquisition and disposition		5,609
Share of profit (loss)	(94)
Other comprehensive income (loss)	145
Spin-off	(5,660)
Ending balance		₩ 5,609
Korea Content Platform [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	30,191
Share of profit (loss)	(14)
Other increase (decrease)	598
Spin-off	(30,775)
UTC Kakao SK Telecom ESG Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Acquisition and disposition	2,000
Ending balance	₩ 2,000